Other Non-current Liabilities	12 Months Ended
Dec. 31, 2017
Other Non-current Liabilities [abstract]
Other Non-current Liabilities

Note 17 – Other Non-current Liabilities

Other non-current liabilities are as follows:

	December 31,	December 31,
	2017	2016
Long-term debt – Export Development Canada (i)	$8,344	$8,625
Long-term debt – Province of Ontario (ii)	2,896	3,239
Non-current post-retirement benefit liabilities (iii)	330	377
Repayable government contributions (iv)	–	154
Capital lease	44	25
Total	11,614	12,420
Less current portion of long-term debt – Export Development Canada (note 14)	(2,470)	(2,107)
Less current portion of long-term debt – Province of Ontario (note 14)	(622)	(893)
Less current portion of repayable government contribution (note 14)	–	(154)
Less current portion of capital lease (note 14)	(6)	(4)
Total other non-current liabilities	$8,516	$9,262

(i)	Long-term debt – Export Development Canada (“EDC”)

In the fourth quarter of 2016, the Company entered into a loan agreement with EDC for a five-year facility of $9,000.

The loan is structured as a five-year term loan with quarterly interest payments calculated at an annual interest rate of U.S. prime plus 10%, declining to U.S. prime plus 7% (or 5%) if certain annual earnings before interest, taxes, depreciation and amortization thresholds are met. The loan is secured by a second charge over the assets located within Canada. Commencing March 31, 2017, the loan principal is subject to four quarterly repayments of $250 followed by 16 quarterly repayments of $500. There is an option to prepay a portion of, or the entire loan at any time, subsequent to March 31, 2017.

The amortized cost of this loan at December 31, 2017 was $8,344 (December 31, 2016 – $8,625). Total interest expense for the year ended December 31, 2017 was $1,306 (December 31, 2016 – $199). For the year ended December 31, 2017, accretion of deferred financing fees of $102 has been included in interest expense (December 31, 2016 – $26).

The change in carrying value of this liability at December 31 was as follows:

	2017	2016
At January 1,	$8,625	$–
Drawdowns during the period	–	9,000
Amount allocated to fair value of warrants (note 14)	–	(333)
Transaction costs (financing fees)	–	(286)
Principal repayments during the period	(750)	–
Interest payments during the period	(1,093)	–
Interest accretion during the period	1,306	199
Revaluation of variable rate long-term debt (note 25)	256	45
At December 31,	$8,344	$8,625

(ii)	Long-term debt – Province of Ontario

In 2011, the Company entered into a loan agreement with the Province of Ontario’s Ministry of Economic Development and Trade, Strategic Jobs and Investment Fund for funding up to C$6,000. Each draw on the loan is calculated based on 50% of eligible costs to a maximum of C$1,500 per disbursement. Eligible costs had to be incurred between October 1, 2010 and September 30, 2015.

After this five-year period, the loan bears interest at a rate of 3.67% and will require repayment at a rate of 20% per year of the outstanding balance for the five years subsequent to the sixth anniversary of the first disbursement. There is no availability remaining under this facility at December 31, 2017.

The loan is collateralized by a general security agreement covering assets of Hydrogenics Corporation. Additionally, the Corporation is required to maintain a minimum balance of cash in Canadian dollars in a Canadian financial institution at all times. The Company was in compliance with this covenant at December 31, 2017.

The change in carrying value of this liability at December 31 was as follows:

	2017	2016
At January 1,	$3,239	$2,865
Principal repayment during the period	(888)	–
Interest payment during the period	(181)	(155)
Interest accretion during the period	503	448
Foreign currency translation	223	81
At December 31,	$2,896	$3,239

(iii)	Post-retirement benefit liabilities

For the years ended December 31, 2017 and 2016, the liability relates to defined contribution pension plans in Belgium and is payable in euros. Applicable law states that in the context of defined contribution plans, the employer must guarantee a minimum return of 3.75% on employee contributions and 3.25% on employer contributions.  The minimum guaranteed return for defined contributions plans in Belgium results in the employer being exposed to financial risk for the legal obligation to pay further contributions if the fund does not hold sufficient assets to meet the minimum guaranteed return.

The change in carrying value of this liability at December 31 was as follows:

	2017	2016
At January 1,	$377	$288
Current service and net interest cost	153	143
Employer contributions in the year	(153)	(143)
Re-measurement of actuarial liability	(99)	101
Foreign currency translation	52	(12)
At December 31,	$330	$377

	2017	2016
Plan assets	$1,716	$1,298
Accrued benefit obligation	(2,046)	(1,675)
Net defined benefit obligation	$(330)	$(377)

The Company has estimated the potential additional liabilities as $330 at December 31, 2017, using an actuarial measurement.

(iv)	Repayable government contributions

The Corporation has received government contributions related to certain historical research and development projects. In 1998, the Company entered into an agreement (the “TPC Agreement”) with Technologies Partnerships Canada (“TPC”), a program of Industry Canada to develop and demonstrate hydrogen fleet fuel applications.

In January 2011, the Company entered into an amended agreement (the “Amendment”) with TPC.  Under the terms of the Amendment, C$1,500 will be paid to TPC in quarterly installments until September 2017. An additional payment of 3% of the net proceeds of all equity instrument financing transactions completed by the Company on or before December 31, 2017 or the sum of C$800, whichever is the lesser amount, was also to be paid to TPC.  The Company has paid the C$800 maximum under the agreement for this contingent payment.

The present value of this obligation at December 31, 2017 was $nil  (2016 – $154), including the current portion of $nil  (2016 – $154), which was included in financial liabilities.

The change in carrying value of this liability at December 31 was as follows:

	2017	2016
At January 1,	$154	$322
Repayments during the period	(171)	(218)
Interest accretion during the period	10	35
Foreign currency translation	7	15
At December 31,	$–	$154

Fair value gains and losses have been recorded in other finance gains and losses, net of interest expense.